Debt - Activity Related to Carrying Value of Credit Facility (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Assumption of debt	$ 788,764
Principal repayments	(419)
Balances as of March 31, 2020	$ 788,345